Document and Entity Information	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2023
Entity File Number	0-23333
Entity Registrant Name	Timberland Bancorp, Inc.
Entity Central Index Key	0001046050
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1863696
Entity Address, Address Line One	624 Simpson Avenue
Entity Address, City or Town	Hoquiam
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98550
City Area Code	360
Local Phone Number	533-4747
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TSBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false